Nebraska Fund
Nebraska Fund
INVESTMENT OBJECTIVE
The investment objective of the Nebraska Fund (the "Fund") is to seek equity income and capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund's prospectus entitled  Class A shares  on page 22 and  Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers , and in the sections of the Fund's Statement of Additional Information entitled  Additional Purchase and Redemption Information  on page 33.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nebraska Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed o n Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nebraska Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b 1) Fees		none	1.00%	0.25%
Other Expenses		4.93%	7.84%	4.93%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		5.86%	9.77%	6.11%
Less Fee Waiver and/or Expense Limitation	[2]	(4.84%)	(7.75%)	(4.84%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.02%	2.02%	1.27%
[1]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[2]	Cavalier Investments, LLC , the investment advisor to the Fund (the "Advisor") , has entered into an e xpense l imitation a greement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of : (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser) ) to not more than 0.99% , 1.24%, and 1.99% of the average daily net assets of the Institutional, Class A, and Class C shares of the Fund, respectively . Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The e xpense l imitation a greement runs through September 30, 201 9 , and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time . The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the e xpense l imitation a greement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nebraska Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	104	1,312	2,500	5,380
Class C Shares	305	2,122	3,861	7,532
Class A Shares	574	1,771	2,941	5,756

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption - Nebraska Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	104	1,312	2,500	5,380
Class C Shares	205	2,122	3,861	7,532
Class A Shares	574	1,771	2,941	5,756

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended May 31, 2018 , the Fund's portfolio turnover rate was 40.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in common stock of publicly-traded companies that either are domiciled in Nebraska (the "Domiciled Companies") or that are economically tied to Nebraska (the "Economic Companies," collectively with Domiciled Companies "Nebraska Companies"). The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization. In addition, Economic Companies are those that, during a company's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska. The Fund will primarily invest in the following sectors: consumer discretionary, financials , and industrials. While the Fund will normally invest in large-capitalization Nebraska Companies, the Fund may at any given time invest a significant portion of its assets in small- or mid-capitalization companies as well if such small- or mid-capitalization companies are among the top 15 largest Domiciled Companies , or if such companies fit within the definition of Economic Companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of Nebraska Companies.

The Fund may invest up to 20% of its net assets in futures, options , and options on futures; cash and cash equivalents; registered and unregistered investment companies, including, for example, other open-end investment companies , and private funds that the Advisor believes will help the Fund achieve its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value in response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.   The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends , and marketing campaigns. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns.

Cybersecurity Risk. As part of its business, the Advisor processes, stores , and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties , and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk.  The Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor and may not be available at the time or price desired. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund's transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Financial Sector Risk. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financial sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage.

Futures Risk.   The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser's expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

General Market Risk.   The net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.  Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time. During periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices.

Industrial Sector Risk. The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector. Companies in the industrial sector may be adversely affected by liability for environmental damage and product liability claims.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Advisor cannot successfully implement the Fund's investment strategies.

Investment Company Risk. Investments in investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company. The Fund must pay its pro rata portion of an investment company's fees and expenses, which may include performance fees that could be substantial (such as certain private funds that may charge up to 20% or more of the gains of the Fund's investments). An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance.

Large Capitalization Company Risk.  Because the Fund will invest in large capitalization company securities, it may underperform other funds during periods when the Fund's large capitalization securities are out of favor. In addition, large capitalization companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-capitalization companies.

Nebraska Risk. Since the Fund's portfolio is concentrated in the securities of Nebraska C ompanies, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political , or regulatory occurrences affecting Nebraska C ompanies.

Non-Diversified Fund Risk. The Fund is a non-diversified fund. In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile NAV per share than diversified mutual funds.

Options Risk.   There are risks associated with the sale and purchase of call and put options.  As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price.  As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Volatility Risk.  The Fund's investments may increase or decrease in value over a short period of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. All investments are subject to the risk of loss.

PERFORMANCE INFORMATION

The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. Performance information for Class A shares will be included after the share class has been in operation for one complete calendar year. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance for the periods prior to September 29, 2017 shown below is based on the prior investment strategy utilized by the Fund.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/848.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/849.htm for the Class C Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 9.00% (quarter ended March 31, 2013), and the Fund's lowest quarterly return was -8.65% (quarter ended September 30, 2015). The Fund's year-to-date return as of June 30, 2018, was 0.52%

Average Annual Total Returns Year Ended December 31, 2017
Average Annual Total Returns - Nebraska Fund	Label	Past 1 Year	Past 5 Years	Since Inception [1]	Inception Date
Institutional Class Shares	Before taxes	16.55%	6.71%	6.48%	Sep. 20, 2012
Institutional Class Shares | After Taxes on Distributions	After taxes on distributions	16.40%	5.54%	5.38%
Institutional Class Shares | After Taxes on Distributions and Sales	After taxes on distributions and sale of shares	9.36%	4.84%	4.69%
Institutional Class Shares | Russell 3000 Value Index (reflects no deductions for fees and expenses)	Russell 3000 Value Index (reflects no deductions for fees and expenses)	10.49%	11.23%	10.54%
Class C Shares	Before taxes	15.13%	5.63%	6.18%	Sep. 26, 2012
Class C Shares | Russell 3000 Value Index (reflects no deductions for fees and expenses)	Russell 3000 Value Index (reflects no deductions for fees and expenses)	10.49%	11.23%	10.93%
[1]	September 20, 2012 for Institutional Class Shares and September 26, 2012 for Class C Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.